Cover	Jun. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2026
Entity File Number	000-56027
Entity Registrant Name	The Greater Cannabis Company, Inc.
Entity Central Index Key	0001695473
Entity Tax Identification Number	30-0842570
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2833 Smith Ave
Entity Address, Address Line Two	Ste. 333
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21209
City Area Code	(443)
Local Phone Number	738-4051
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false